Allowance for Doubtful Accounts (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period			$ 4,778,915	$ 1,659,337	$ 1,659,337	$ 1,353,710
Reclassification from contractual allowances					1,458,737
Provisions recognized as reduction in revenues	1,562,147	682,319	2,799,237	2,409,733	3,755,035	966,420
Write-offs, net of recoveries			(4,859,357)		(2,094,194)	(660,793)
Balance at end of period	$ 2,718,795		$ 2,718,795		$ 4,778,915	$ 1,659,337